Title Exception Report

Run Date - 10/18/2017 11:18:37 AM

2017-RT5 ID	Final Title Event Level	Title Exceptions	Title Comments	State	Origination Date
2017RT5102701	3	Break in Chain Subject Not in 1st Position	The subject loan was originated by XXX-1. An assignment was filed and recorded on 1/XX/2013 by XXX-1 assigning to XXX-2. A second assignment was filed and recorded on 9/XX/2014 by XXX-1 assigning to XXX-2. A third assignment was filed and recorded on 1/XX/2015 by XXX-2 assigning to XXX-3. A fourth assignment was filed and recorded on 2/XX/2015 by XXX-3 assigning to XXX-4; however, the chain of title appears to be broken as XXX-2 was not included in the chain assigning to XXX-2.

			The subject mortgage appears to be in 2nd lien position as a Municipal Lien was imposed by XXX for $289.33 and recorded 01/XX/2017; no evidence of satisfaction was recorded.	NJ	10/XX/2008
2017RT5102702	1	N/A	N/A	NC	05/XX/2007
2017RT5100729	1	N/A	N/A	NC	07/XX/2004
2017RT5102703	3	Judgments Cloud Title	1 junior judgment clouds title.	TX	09/XX/2005
2017RT5102704	2	Junior Mortgage(s) of Record	Junior Mortgage of Record.	NC	04/XX/2004
2017RT5102705	1	N/A	N/A	OK	06/XX/2008
2017RT5102706	1	N/A	N/A	FL	08/XX/1999
2017RT5102707	1	N/A	N/A	PA	12/XX/2005
2017RT5102708	1	N/A	N/A	NY	11/XX/2005
2017RT5102709	1	N/A	N/A	OH	08/XX/2000
2017RT5100730	2	Junior Mortgage(s) of Record	Junior Mortgage of Record.	DE	05/XX/2005
2017RT5100731	2	Junior Mortgage(s) of Record	Junior Mortgage of Record.	NY	01/XX/2004
2017RT5102711	3	Delinquent Taxes	2016 XXX County property taxes delinquent in the amount of $173.13.	CO	02/XX/2005
2017RT5102712	3	Delinquent Liens Cloud Title (Non-Mortgage) Judgments Cloud Title Subject Not in 1st Position	2 junior liens cloud title.

1 junior judgment clouds title.

			The subject mortgage appears to be in 2nd lien position as a judgment was imposed by XXX assignee of XXX for $3,357.13 and recorded on 05/XX/2008; no evidence of satisfaction was recorded.	IL	06/XX/2008